Divestitures - CSRA Spin-off Cash Flows (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Nov. 27, 2015	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures through capital lease obligations		$ (664)	$ (52)	$ (47)
Capital expenditures in accounts payable		$ (46)	$ (43)	$ (42)
CSRA | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	$ 75
Amortization	15
Capital expenditures	(75)
Net gain on disposition of business	22
Capital expenditures through capital lease obligations	0
Capital expenditures in accounts payable	(7)
Disposition of assets	$ (8)